Prudential Investment Portfolios 12

655 Broad Street

Newark, New Jersey 07102

February 21, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	497(j) Filing for Prudential Investment Portfolios 12
Registration numbers 333-42705 and 811-08565

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and Statements of Additional Information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 84 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on February 15, 2024.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422.

Very truly yours,

/s/ Patrick McGuinness Patrick McGuinness Assistant Secretary